SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

15. SUPPLEMENTAL CASH FLOW INFORMATION

The net change in non-cash items within investing activities included in E&E assets were as follows:

			For the year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
Accounts payable and accrued liabilities	$418,087	$(532,752)	$(37,130)
Share-based compensation	123,007	68,062	26,173
	$541,094	$(464,690)	$(10,957)